Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2020 shares	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization and Reorganization
Place of incorporation			Cayman Islands	Cayman Islands
Statutory reserves			¥ 1,642		¥ 529		$ 231
Net (loss)/income			(134,515)	$ (18,947)	86,504	¥ (127,250)
Net cash (used in)/generated from operating activities			(117,000)	$ (16,487)	136,267	(40,426)
Accumulated deficit			2,408,300		2,280,543		339,203
Share Price | $ / shares		$ 8.14
Stock issued, during the period | shares		3,685,504
Cash and cash equivalents			494,965		568,192	533,293	69,700
Working capital			260,500				$ 36,700
Proceeds from issuance initial public offering | $		$ 30,000
Warrant
Organization and Reorganization
Stock issued, during the period | shares		2,764,128
IPO | common Class A
Organization and Reorganization
Stock issued, during the period | shares	82,000,000
Variable Interest Entity Primary Beneficiary
Organization and Reorganization
Obligations to settle of variable interest entity			51,000		51,000
Statutory reserves			600		500
Net cash (used in)/generated from operating activities			(25,170)		147,067	(17,723)
Cash and cash equivalents			168,694		302,103
Technical development fee			136,700		82,100	9,600
Net repayments to the Group companies			39,300		31,800	22,200
Net borrowing from bank loans						¥ 29,500
Net repayments to bank loans			¥ (66,800)		¥ (2,200)